PENSION AND OTHER POST RETIREMENT BENEFITS (Detail Textuals) (Defined contribution retirement plan) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Hainan Jinpan Electric Co. Ltd.	Dec. 31, 2014 Jinpan Electric (China) Co. Ltd	Dec. 31, 2014 Shanghai Jinpan Electric Company Limited	Dec. 31, 2014 Hainan Jinpan, Jinpan China, Shanghai Jinpan And Guilin JFT USD ($)	Dec. 31, 2014 Hainan Jinpan, Jinpan China, Shanghai Jinpan And Guilin JFT CNY	Dec. 31, 2013 Hainan Jinpan, Jinpan China, Shanghai Jinpan And Guilin JFT USD ($)	Dec. 31, 2013 Hainan Jinpan, Jinpan China, Shanghai Jinpan And Guilin JFT CNY	Dec. 31, 2012 Hainan Jinpan, Jinpan China, Shanghai Jinpan And Guilin JFT USD ($)	Dec. 31, 2012 Hainan Jinpan, Jinpan China, Shanghai Jinpan And Guilin JFT CNY
Defined Benefit Plan Disclosure [Line Items]
Required contribution, percentage	20.00%	20.00%	21.00%
Employer matching contribution in percentage	8.00%	8.00%	8.00%
Pension expense				$ 3.0	18.6	$ 1.6	10.1	$ 2.9	18.3